TAXES (Details - Deferred taxes) - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Loss carried forward to future years	[1]	$ 2,032,360	$ 1,928,466
Property, plant and equipment		782	57,257
Deferred financing costs		527,431	619,125
Lease liability		11,072	183,097
Intangible assets		0	0
Valuation allowance		(1,395,957)	(573,354)
Total deferred tax assets		1,175,688	2,214,591
Deferred tax liabilities:
Intangible assets		(126,052)	(225,060)
Deferred financing costs		0	0
Property, plant and equipment		(1,059,282)	(1,252,942)
Right of use assets		(11,072)	(183,097)
Total deferred tax liabilities		(1,196,406)	(1,661,099)
Deferred tax assets		105,334	778,552
Deferred tax liabilities, net		$ (126,052)	$ (225,060)

[1]	As of March 31, 2024, the Company has non-capital loss of $10,554,279, resulting of deferred tax asset of $2,032,360. The above non-capital loss will expire from March 31, 2040 to 2044, and the Company has provided a valuation allowance of $1,395,957 on the deferred tax assets. As of March 31, 2023, the Company has non-capital loss of $7,277,230, resulting of deferred tax asset of $1,928,466. The above non-capital loss will expire from March 31, 2040 to 2043, and the Company has provided a valuation allowance of $573,354 on the deferred tax assets.